Condensed Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance, beginning of period (in shares) at Mar. 31, 2025		1,057
Balance, beginning of period at Mar. 31, 2025	$ 6,839	$ 2	$ 2,922	$ 372	$ 3,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	130				130
Other comprehensive income (loss), net of tax	39			39
Share-based compensation cost	241		241
Issuance of vested shares from share-based payment arrangements (in shares)		5
Tax withholding on vested shares from share-based payment arrangements (in shares)		(3)
Tax withholding on vested shares from share-based payment arrangements	(242)		(242)
Balance, ending of period (in shares) at Jun. 30, 2025		1,059
Balance, ending of period at Jun. 30, 2025	$ 7,007	$ 2	2,921	411	3,673
Balance, beginning of period (in shares) at Mar. 31, 2026	1,064	1,064
Balance, beginning of period at Mar. 31, 2026	$ 8,286	$ 2	3,467	370	4,447
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	270				270
Other comprehensive income (loss), net of tax	3			3
Share-based compensation cost	345		345
Issuance of vested shares from share-based payment arrangements (in shares)		5
Tax withholding on vested shares from share-based payment arrangements (in shares)		(1)
Tax withholding on vested shares from share-based payment arrangements	$ (274)		(274)
Balance, ending of period (in shares) at Jun. 30, 2026	1,068	1,068
Balance, ending of period at Jun. 30, 2026	$ 8,630	$ 2	$ 3,538	$ 373	$ 4,717